Portfolio of Investments December 31, 2025
NIM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
MORTGAGE-BACKED SECURITIES - 0.6% –
$ 192,911 Federal Home Loan Mortgage Corporation, Notes, Series 2022
M068
3 .150% 10/15/36 $ 172,763
100,000 (a) Freddie Mac Multifamily, Series 2025 ML32 4 .837 03/25/42 104,773
65,304 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, Series 2021 21-ML08
1 .877 07/25/37 53,436
103,869 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, Series 2021 ML10
2 .032 01/25/38 83,840
246,918 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, Series 2024 ML22
4 .685 10/25/40 252,498
99,655 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783 07/25/42 102,645
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $827,286) 769,955
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
119950026 MUNICIPAL BONDS - 96.6% 119950026
ALABAMA - 2.4%
115,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 116,836
100,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 100,479
140,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 140,676
240,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 250,684
80,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 80,653
200,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 219,899
200,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 206,548
140,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 150,391
345,000 (a) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 12/01/31)
4 .000 06/01/51 353,087
150,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 155,569
125,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 132,214
125,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 126,501
250,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 268,705
200,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 216,198
50,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 54,287
100,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 104,269
105,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 110,854
150,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 150,371
TOTAL ALABAMA 2,938,221

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.5%
$ 420,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000% 12/01/35 $ 350,708
100,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 85,095
160,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150 06/01/36 136,088
100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0 .000 06/01/66 11,293
TOTAL ALASKA 583,184
ARIZONA - 1.4%
165,000 (c) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 172,148
110,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 111,563
250,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 254,790
140,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 141,430
235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 256,018
730,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 792,676
TOTAL ARIZONA 1,728,625
ARKANSAS - 0.3%
100,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 100,101
265,000 (a) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 271,298
TOTAL ARKANSAS 371,399
CALIFORNIA - 6.3%
100,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Term Rate Series 2018A,
(Mandatory Put 4/01/26)
2 .625 04/01/45 99,891
100,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 109,172
250,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 260,714
180,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 190,794
195,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 213,523
110,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 116,831
160,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 166,017
80,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5 .000 12/01/35 87,852
200,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 213,939

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 90,000 (a) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000% 03/01/55 $ 109,125
405,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Series 2017
3 .750 02/01/32 410,184
93,448 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 89,676
205,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 206,784
275,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/31 275,296
1,040,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 1,016,007
70,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Refunding
Series 2021A, (AMT), (Mandatory Put 4/01/26)
3 .450 07/01/41 69,992
150,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 150,016
100,000 (a) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3 .450 11/01/40 100,090
125,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 125,365
710,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 734,449
30,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 31,058
170,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 185,319
100,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 79,024
190,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 159,299
870,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 85,289
70,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 69,150
1,070,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 1,143,116
2,000,000 San Diego Community College District, California, General
Obligation Bonds, Refunding Series 2011
0 .000 08/01/37 1,363,539
TOTAL CALIFORNIA 7,861,511
COLORADO - 3.6%
750,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/30 757,267
300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 315,336
600,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 600,885
300,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 300,971
100,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 70,498

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 235,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000% 12/01/31 $ 150,898
70,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 81,041
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 103,990
100,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 100,422
355,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 321,122
400,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 316,405
500,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 505,345
100,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 107,989
100,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 97,444
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3 .500 12/01/27 98,910
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 505,775
TOTAL COLORADO 4,434,298
CONNECTICUT - 1.0%
50,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 51,029
270,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 269,114
80,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 60,296
450,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2022C-1
4 .250 11/15/37 466,658
335,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4 .200 11/15/38 341,864
100,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 102,425
TOTAL CONNECTICUT 1,291,386
DELAWARE - 0.3%
110,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 110,520
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 101,574
150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 150,752
25,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200 07/01/40 25,149
30,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/34 34,955
TOTAL DELAWARE 422,950
DISTRICT OF COLUMBIA - 1.2%
90,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 90,014
225,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 224,996
300,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000 10/01/32 344,332
100,000 (a) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 113,033

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 400,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000% 10/01/52 $ 355,493
330,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 364,169
TOTAL DISTRICT OF COLUMBIA 1,492,037
FLORIDA - 2.8%
105,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/28 105,175
100,000 (a),(b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 101,222
250,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 251,123
115,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 41,400
1,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 975,000
610,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 427,000
45,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 45,242
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 100,612
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 102,782
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 77,694
280,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 320,029
200,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 200,931
15,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 15,597
225,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 225,026
150,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 160,524
100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 111,754
270,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 195,524
TOTAL FLORIDA 3,456,635
GEORGIA - 2.5%
100,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 102,100
255,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .600 12/01/32 239,178
240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 244,227
115,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 115,371
275,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 274,447
50,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6 .250 12/01/55 56,615

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,000,000 Georgia State, General Obligation Bonds, Series 2021A 5 .000% 07/01/27 $ 1,037,820
335,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 338,280
100,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 99,914
150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 160,592
270,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 290,219
140,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 151,689
TOTAL GEORGIA 3,110,452
HAWAII - 0.8%
320,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 286,971
660,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 656,465
TOTAL HAWAII 943,436
IDAHO - 0.2%
105,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 105,656
146,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 139,256
TOTAL IDAHO 244,912
ILLINOIS - 6.2%
13,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 12,990
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 24,920
65,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 65,007
12,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 11,990
35,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 34,888
40,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 40,005
1,215,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,229,217
100,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 104,916
180,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 180,000
115,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 113,327
590,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
3 .300 03/01/28 590,435
110,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 112,661
150,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 153,638
100,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 100,018
260,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 285,246
100,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 103,314
220,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 219,843

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 280,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150% 10/01/41 $ 206,604
500,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/32 564,778
305,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 316,431
390,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 414,705
400,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 419,679
125,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 135,325
615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 616,159
605,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 605,924
365,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/28 373,899
200,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/29 205,256
395,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/30 405,411
TOTAL ILLINOIS 7,646,586
INDIANA - 1.8%
70,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 70,001
300,000 (a) Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 298,011
590,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 595,117
30,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 21,785
350,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 253,936
250,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 255,211
100,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 112,411
250,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 250,463
280,000 (a) Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 282,591
100,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 105,195
TOTAL INDIANA 2,244,721
IOWA - 0.4%
200,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 200,025
200,000 (a),(c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 217,608
30,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 34,528

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 100,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200% 07/01/41 $ 76,020
TOTAL IOWA 528,181
KANSAS - 0.3%
100,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 100,397
175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 176,511
100,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 101,759
TOTAL KANSAS 378,667
KENTUCKY - 1.6%
30,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 29,826
225,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 202,313
225,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022B, (AMT)
3 .700 01/01/32 224,991
550,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/31 559,109
125,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 133,167
260,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 279,852
550,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 524,073
TOTAL KENTUCKY 1,953,331
LOUISIANA - 3.2%
30,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 23,348
485,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2022A
3 .850 12/01/37 487,997
100,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 99,905
100,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 100,148
650,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .750 06/01/40 677,158
535,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 459,406
885,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 878,475
195,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 200,046
310,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/29 312,301
70,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000 05/01/40 70,939
105,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 115,726
100,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 101,325
125,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 124,614
165,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 167,995

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 100,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000% 12/01/31 $ 109,646
TOTAL LOUISIANA 3,929,029
MAINE - 0.3%
105,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 75,252
100,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 76,085
55,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 44,591
140,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 103,139
100,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 110,995
TOTAL MAINE 410,062
MARYLAND - 1.1%
335,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 340,665
245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 226,296
230,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 162,569
175,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 128,021
400,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 317,404
100,000 (a) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 108,884
90,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 103,232
TOTAL MARYLAND 1,387,071
MASSACHUSETTS - 1.4%
200,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 198,620
100,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 99,556
80,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 84,031
200,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 235,885
100,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 110,849
50,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 54,118
100,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 101,450
150,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 151,453
115,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 99,322
70,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 52,655
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 49,168

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350% 06/01/39 $ 55,953
220,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 250,770
220,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 249,259
TOTAL MASSACHUSETTS 1,793,089
MICHIGAN - 1.4%
125,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000 05/01/29 133,043
125,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 130,201
550,000 (a) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 578,061
50,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 49,669
270,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 204,669
320,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 295,711
360,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 292,105
125,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 92,036
25,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 24,976
TOTAL MICHIGAN 1,800,471
MINNESOTA - 0.5%
55,322 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 47,795
135,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 131,356
105,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 84,712
70,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 50,904
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 76,020
115,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 89,896
175,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 168,389
TOTAL MINNESOTA 649,072
MISSISSIPPI - 0.6%
130,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 130,022
100,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 64,927
30,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 22,245
440,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 446,937
100,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 103,018
TOTAL MISSISSIPPI 767,149

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.7%
$ 100,000 Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017A
4 .000% 11/01/26 $ 99,700
190,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 218,311
60,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 42,933
475,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023B
4 .100 11/01/38 483,188
TOTAL MISSOURI 844,132
MONTANA - 0.4%
325,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 287,894
100,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/38 114,809
25,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 17,868
100,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 100,506
10,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 9,969
15,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 15,068
TOTAL MONTANA 546,114
NATIONAL - 0.5%
682,363 (a) Federal Home Loan Mortgage Corporation, Notes 4 .140 01/25/40 665,975
TOTAL NATIONAL 665,975
NEBRASKA - 1.0%
190,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 202,711
75,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 68,733
515,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .300 09/01/32 480,496
230,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 176,169
100,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 100,255
100,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 98,102
140,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 75,301
TOTAL NEBRASKA 1,201,767
NEVADA - 0.3%
100,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 100,006
65,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 65,699
100,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 75,791
135,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 140,938
TOTAL NEVADA 382,434

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.6%
$ 171,110 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125% 01/20/34 $ 174,422
386,155 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4 .375 09/20/36 393,394
162,496 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 161,346
205,665 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 206,951
148,314 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 142,525
197,932 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .060 11/20/39 197,354
149,898 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4 .794 02/20/41 157,223
295,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 299,743
100,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 100,621
100,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 99,615
TOTAL NEW HAMPSHIRE 1,933,194
NEW JERSEY - 3.4%
100,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5 .000 06/15/37 104,955
100,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 103,545
220,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 220,405
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 1,001,010
140,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 140,183
250,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 236,248
50,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 49,997
1,280,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 988,433
170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 171,916
210,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 220,501
685,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 718,613
240,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 248,088
TOTAL NEW JERSEY 4,203,894
NEW MEXICO - 0.3%
90,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 84,484
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 73,324
110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 110,522
110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 110,224

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 40,000 (a) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000% 06/01/54 $ 42,713
TOTAL NEW MEXICO 421,267
NEW YORK - 5.0%
110,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 104,557
200,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/28 201,242
200,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 202,147
750,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .000 12/01/36 805,283
60,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5 .000 01/01/40 58,837
20,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 20,978
135,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 133,849
200,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 206,501
150,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 167,582
350,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1
5 .000 08/01/29 380,190
100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 100,375
255,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 229,947
255,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500 11/01/34 255,062
330,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 330,119
100,000 (a) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 101,716
120,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 111,708
100,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 79,105
75,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 63,661
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 192,763
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 226,649
35,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 39,016
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 99,612
230,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 229,431

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/34 $ 160,111
620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 620,053
70,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 63,338
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 40,042
500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 531,105
100,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 107,031
145,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 06/15/33 162,824
145,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/33 164,176
TOTAL NEW YORK 6,189,010
NORTH CAROLINA - 2.5%
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 100,919
400,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 399,778
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 99,945
85,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 72,658
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 114,064
730,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-50
3 .950 07/01/38 731,435
1,365,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 1,369,137
250,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/27 236,017
TOTAL NORTH CAROLINA 3,123,953
NORTH DAKOTA - 1.3%
125,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 125,026
270,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 180,512
55,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 50,480
55,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 50,857
95,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350 07/01/40 75,128
100,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 76,737
710,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2022F
3 .950 07/01/37 715,287
45,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 49,767
200,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 202,582

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000% 06/01/43 $ 93,216
TOTAL NORTH DAKOTA 1,619,592
OHIO - 5.5%
155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 159,598
105,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 112,287
130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 140,274
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 107,279
260,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 275,028
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 105,397
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 86,482
290,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 235,113
480,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 421,636
20,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 17,397
150,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 150,942
225,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 215,285
350,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 334,888
160,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 153,917
400,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 406,211
220,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 223,477
45,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 45,078
50,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 52,140
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 90,716
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 84,364
25,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 19,473

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350% 09/01/44 $ 100,626
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 100,221
2,520,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .700 02/15/34 2,869,738
70,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 58,103
70,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 70,005
200,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 216,233
TOTAL OHIO 6,851,908
OKLAHOMA - 3.0%
80,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 82,624
115,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 111,278
800,000 Caddo County Governmental Building Authority, Oklahoma,
Sales Tax Revenue Bonds, Refunding Series 2018
3 .625 09/01/33 782,269
330,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 342,361
100,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 104,355
250,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/31 262,263
100,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 111,205
260,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 258,216
230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 237,888
105,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 105,001
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 99,299
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 105,495
110,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 100,804
495,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2022A
3 .800 09/01/37 496,274
85,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5 .000 09/01/31 94,799
200,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 130,159
235,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 249,364
TOTAL OKLAHOMA 3,673,654

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 1.3%
$ 1,325,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred
Interest Series 2017B
0 .000% 06/15/31 $ 1,078,963
340,000 (a) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 375,485
95,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 72,900
50,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 51,877
TOTAL OREGON 1,579,225
PENNSYLVANIA - 4.2%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 103,786
38,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 40,850
477,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 429,824
250,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 173,037
79,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 79,268
360,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 354,961
345,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 346,348
225,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 208,345
100,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 2/02/26)
3 .400 08/01/45 100,014
150,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 105,157
245,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 241,103
25,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 24,973
170,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 160,299
150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300 10/01/35 129,254
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 161,057
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 201,992
500,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 581,361
440,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 444,338
860,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 867,114
410,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 427,554
10,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 9,913
TOTAL PENNSYLVANIA 5,190,548

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.7%
$ 250,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000% 07/01/30 $ 261,779
260,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 269,402
398,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 378,364
165,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 146,704
597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 491,272
357,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 270,933
208,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 208,005
280,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 94,087
206,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 201,804
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 102,862
258,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 263,552
115,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 121,893
119,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 130,802
328,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 237,739
177,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 177,073
50,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 49,177
TOTAL PUERTO RICO 3,405,448
RHODE ISLAND - 0.4%
100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 100,169
180,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 138,589
205,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 174,837
50,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 40,614
60,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 59,537
TOTAL RHODE ISLAND 513,746
SOUTH CAROLINA - 1.2%
170,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 123,446
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .750 07/01/43 985,653
25,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 24,981
150,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 150,045
110,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 124,337

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 110,000 (a) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000% 03/01/62 $ 112,448
TOTAL SOUTH CAROLINA 1,520,910
SOUTH DAKOTA - 0.9%
75,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 54,742
110,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 80,509
110,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300 11/01/37 92,093
225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 226,967
400,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 402,473
125,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 125,642
100,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 114,071
TOTAL SOUTH DAKOTA 1,096,497
TENNESSEE - 0.9%
55,000 (a) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5 .000 11/15/48 60,168
125,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 127,157
165,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 177,058
65,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 50,344
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 101,255
375,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5 .200 07/01/43 392,050
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448
4 .150 07/01/38 101,924
100,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 107,612
TOTAL TENNESSEE 1,117,568
TEXAS - 7.7%
40,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 40,318
55,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 55,457
460,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 489,158
25,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 26,270
40,000 (e) Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2026
5 .000 02/15/31 44,643
500,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 543,181
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 1,027,485
185,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5 .000 08/15/33 214,135
50,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 50,006
200,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 200,157

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 110,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000% 06/01/50 $ 116,009
705,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/42 315,527
465,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 516,098
50,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 50,056
150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 161,429
500,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 500,324
200,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 206,663
430,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 430,646
100,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 100,050
100,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 100,023
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 103,691
245,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 294,906
500,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 606,990
110,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 112,737
100,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 82,609
300,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 221,851
100,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 67,178
100,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 60,352
100,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 111,713
100,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 72,442
340,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 361,433
150,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 166,845
250,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 267,767

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 530,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000% 12/31/38 $ 530,897
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 153,084
500,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 553,102
210,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 221,860
300,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 348,082
TOTAL TEXAS 9,525,174
UTAH - 0.3%
250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 279,353
155,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 156,509
TOTAL UTAH 435,862
VIRGINIA - 1.4%
149,175 (a) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class
A Green Series 2024ML-028
4 .534 11/25/42 146,485
64,928 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .604 06/25/42 65,912
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 99,855
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 99,924
45,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 47,215
100,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 100,203
50,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 50,076
250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 265,559
150,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 157,750
115,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/38 120,570
515,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/39 538,279
TOTAL VIRGINIA 1,691,828
WASHINGTON - 2.9%
120,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 141,228
200,000 King County, Washington, General Obligation Bonds,
Refunding Limited Tax Series 2025B
5 .000 12/01/31 227,839
150,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 153,769
400,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 410,052
100,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200 06/01/41 76,095

Portfolio of Investments December 31, 2025
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 408,230 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500% 12/20/35 $ 397,292
128,955 (a) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221 03/01/50 126,559
610,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 634,554
345,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 358,887
500,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5 .000 02/01/26 500,992
595,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 577,279
TOTAL WASHINGTON 3,604,546
WEST VIRGINIA - 0.6%
100,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4 .500 06/01/27 100,437
50,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 53,260
120,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 121,565
265,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
3 .375 06/01/29 265,184
145,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 145,448
TOTAL WEST VIRGINIA 685,894
WISCONSIN - 4.2%
500,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 544,069
600,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 480,000
355,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 363,203
355,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 350,775
65,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 64,587
125,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 124,989
100,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 91,366
115,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 106,773
40,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 33,989
80,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 82,690
200,000 (a),(c) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 203,033

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,555,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015
5 .000% 12/15/26 $ 1,556,550
585,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2020A
2 .700 09/01/35 539,292
285,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 286,901
100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 77,536
40,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 40,019
240,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 275,137
TOTAL WISCONSIN 5,220,909
WYOMING - 0.3%
210,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625 07/15/39 199,981
85,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 77,295
60,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 61,226
TOTAL WYOMING 338,502
TOTAL MUNICIPAL BONDS
(Cost $120,725,021) 119,950,026
TOTAL LONG-TERM INVESTMENTS
(Cost $121,552,307) 120,719,981
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
500,000 MUNICIPAL BONDS - 0.4% 500,000
CONNECTICUT - 0.4%
500,000 (a),(f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017F-3
3 .350 05/15/40 500,000
TOTAL CONNECTICUT 500,000
TOTAL MUNICIPAL BONDS
(Cost $500,000) 500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $500,000) 500,000
TOTAL INVESTMENTS - 97.6%
(Cost $122,052,307) 121,219,981
OTHER ASSETS & LIABILITIES, NET -  2.4% 2,931,623
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 124,151,604
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,102,773 or 5.0% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) When-issued or delayed delivery security.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments December 31, 2025
(continued)
NIM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NIM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 769,955 $ – $ 769,955
Municipal Bonds – 119,950,026 – 119,950,026
Short-Term Investments:
Municipal Bonds – 500,000 – 500,000
Total $ – $ 121,219,981 $ – $ 121,219,981